UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT
Pursuant to Section 15G of the
Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period [________________] to [________________]

☐	Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period January 1, 2014 to December 31, 2014

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Date of Report (Date of earliest event reported):
November 5, 2015
__________________________________
SOFI LENDING CORP.1 (Exact name of securitizer as specified in its charter)

021-182634 (Commission File Number of securitizer)	0001555110 (Central Index Key Number of securitizer)

Eric Watson, Deputy General Counsel, (703) 972-2038 Name and telephone number, including area code, of the person to contact in connection with this filing
__________________________________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

1 SoFi Lending Corp., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): SoFi Professional Loan Program 2015-D LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 4, 2015, obtained by the sponsor, which report sets forth the findings of PricewaterhouseCoopers LLP with respect to certain agreed-upon procedures performed by PricewaterhouseCoopers LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SOFI LENDING CORP.

By:   /s/ Paul Fielding
Name:  Paul Fielding
Title:   Vice President of Capital Markets

November 5, 2015

SOFI LENDING CORP.
Exhibit Index to Current Report on Form ABS-15G
Dated November 5, 2015

Exhibit
Number

(99.1)	Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 4, 2015

Exhibit 99.1
pwc

Report of Independent Accountants on Applying
Agreed-Upon Procedures (“AUP Report”)

Social Finance, Inc.
One Letterman Drive, Bldg. A, Suite 4700
San Francisco, CA 94129

Credit Suisse Securities (USA) LLC
11 Madison Avenue, 3rd Floor
New York, NY 10010

Goldman, Sachs & Co.
200 West Street
New York, NY 10282

Morgan Stanley & Co. LLC
1585 Broadway
New York, NY 10036

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the private student loans with respect to the SoFi 2015-D securitization transaction (the “Transaction”).  Social Finance, Inc. (“SoFi” or “Company”) is responsible for the sufficiency of the Procedures and the accuracy of the information provided for the purposes of performing the Procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained ,or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

PricewaterhouseCoopers LLP, 600 13th Street, N.W., Washington, DC 20005
T: (202) 414-1000 , F: (202) 414 1301, www.pwc.com/us

Report of Independent Accountants on Applying Agreed Upon Procedures
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Procedures and Findings:

In connection with the Transaction, the Specified Parties agreed on a sample size of 100 private student loans (the “Sample Loans”), which were selected using a simple random sample from the pool of assets identified by the Company as being loans that that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

●
The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

●	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

●	The value of collateral securing such assets; and

●	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction Private Placement Memorandum that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Private Placement Memorandum.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange of Act of 1934
(iii)	The reasonableness of any of the assumptions provided by the Company; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the transaction.

Report of Independent Accountants on Applying Agreed Upon Procedures
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Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

●	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.

●	The phrase “recalculated” refers to a recalculation of one of more data elements using a prescribed methodology.

The "Data Files" refer to the following files provided to us by the Company:

●	An electronic data file labeled “sofi_2015d_final_pool.csv” (the “Data Tape”)

●	The following data files (together, the “Supplemental Data Files”):

o	Borrower Names.xlsx (the “Borrower Name File”)
o	last_payments_20150930.csv (the “Last Payment File”)

The “Source Files” refer to the following files provided to us by the Company:

●	An electronic document labeled “10-15-2015 Sofi_Data_for_Audit.15OCT2015.xlsx” (the “Servicing Information Support File”)

●	Certain Promissory Note or Approval Disclosure Statements (together, the “Originating Documents”)

●	For each of the Sample Loans, and for each borrower or co-borrower, as applicable, the following data files (collectively, the “Income Verification Documentation”):

o	W-2s, personal tax returns, business tax returns, employer offer letters, and or other documents relating to income

Loan File Review

Using the Data Tape, we randomly selected 100 loans (the “Sample Loans”) from the 7,730 loans represented on the data tape for review.  We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Data Tape or Supplemental Data Files based on the sample size and results of the procedures performed.

We performed certain comparison and recalculation procedures, as applicable, for certain student loan characteristics (the “Sample Characteristics”) set forth on the Data Tape and Supplemental Data Files and indicated below for each of the Sample Loans.

Report of Independent Accountants on Applying Agreed Upon Procedures
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Sample Characteristics
1. Loan type (In-School, ReFi)	11. Deferment end date (if applicable)
2. Borrower first name	12. Forbearance end date (if applicable)
3. Borrower last name	13. Amount of last principal payment
4. Borrower state	14. Amount of last interest payment
5. Original loan balance	15. First disbursement date
6. Current interest rate	16. Loan status
7. Current loan balance	17. Borrower credit score
8. Repayment begin date	18. Gross income
9. Repayment end date	19. School name
10. Last day of enrollment (In-School Only)	20. Graduation date

Procedures Performed (the “Procedures”)

For each of the Sample Loans, using the information, instruction, and assumptions provided by the Company and listed in Exhibits 1 and 2, or described below, we compared:

✓	Sample Characteristic 1: to the Originating Documents
✓	Sample Characteristics 2 through 16: to the Servicing Information Support File
✓	Sample Characteristic 17: to the “Premier Data” screenshots provided by the Company (collectively, the “Credit Score Documentation”)
✓	Sample Characteristic 18: to a re-calculated value derived using the Income Verification Documentation
✓	Sample Characteristics 19 and 20: to an education verification form or other related correspondence (collectively, the “Degree Verification Forms”)

We make no representations regarding the methodologies or assumptions provided to us by the Lead Underwriter and the Company.

With respect to the Procedures performed, we compared and agreed or re-calculated and agreed, as applicable, the Sample Characteristics to the relevant Source Files and noted the following differences.

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Sample Characteristic	Loan ID	Data Tape Value	Source File Value
Characteristic 19. School name	578182	Blank	Pennsylvania State University
Characteristic 19. School name	442452	Blank	Boston University
Characteristic 19. School name	442525	Blank	Carrington College Mesa
Characteristic 20. Graduation date	373471	5/1/2011	N/A
Characteristic 20. Graduation date	517557	8/1/2007	10/1/2007
Characteristic 20. Graduation date	371740	5/1/2012	1/15/2012
Characteristic 20. Graduation date	511160	5/1/2009	8/14/2009
Characteristic 20. Graduation date	324022	5/1/2012	8/19/2011
Characteristic 20. Graduation date	578182	Blank	5/10/2014
Characteristic 20. Graduation date	433091	6/1/2015	3/1/2015
Characteristic 20. Graduation date	365271	5/1/2010	8/5/2010
Characteristic 20. Graduation date	288392	5/1/2007	12/30/2007
Characteristic 20. Graduation date	535033	6/1/2008	6/12/2009
Characteristic 20. Graduation date	404632	6/1/2008	8/9/2008
Characteristic 20. Graduation date	432338	5/1/2013	8/13/2013
Characteristic 20. Graduation date	184229	5/1/2008	12/17/2008
Characteristic 20. Graduation date	442452	Blank	5/16/2010
Characteristic 20. Graduation date	442525	Blank	11/1/2013

We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the accuracy of certain attributes of the private student loans with respect to the SoFi 2015-D securitization transaction.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

November 4, 2015

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Exhibit 1

The following table lists, for each Sample Characteristic, the relevant field within each Source File used for the purposes of the Procedures.

Sample Characteristics	Data File	Data Field	Source File	Source Field
1. Loan type (In-School, ReFi)	Data Tape	loan_type	Originating Documents	N/A
2. Borrower first name	Borrower Name File, Promissory Note	First Name	Servicing Information Support File	FNAME
3. Borrower last name	Borrower Name File, Promissory Note	Last Name	Servicing Information Support File	LNAME
4. Borrower state	Data Tape	state	Servicing Information Support File	STATE
5. Original loan balance	Data Tape	original_prin	Servicing Information Support File	ORIGINALPRINCIPAL
6. Current interest rate	Data Tape	cur_int_rate	Servicing Information Support File	IRATE
7. Current loan balance	Data Tape	current_prin	Servicing Information Support File	CURRENTPRINCIPAL
8. Repayment begin date	Data Tape	repay_begin_dt	Servicing Information Support File	LNREPAYSTART, FORBENDDT
9. Repayment end date	Data Tape	maturity_dt	Servicing Information Support File	LNEXPPAYOFF
10. Last day of enrollment (In-School Only)	Data Tape	enrollment_mo_rmn	Servicing Information Support File	N/A (all ReFi loans)
11. Deferment end date (if applicable)	Data Tape	deferment_end_dt, loan_status_detail_desc	Servicing Information Support File	DEFRENDDT
12. Forbearance end date (if applicable)	Data Tape	repay_begin_dt	Servicing Information Support File	FORBENDDT
13. Amount of last principal payment	Last Payment File	last_prin_payment	Servicing Information Support File	LPPRINCIPAL
14. Amount of last interest payment	Last Payment File	last_int_payment	Servicing Information Support File	LPINTEREST
15. First disbursement date	Data Tape	first_disb_dt	Servicing Information Support File	FIRSTDSBDATE
16. Loan status	Data Tape	loan_status_detail_desc	Servicing Information Support File	LOANSTATUS
17. Borrower credit score	Data Tape	credit_score	Credit Score Documentation	N/A
18. Gross income	Data Tape	gross_income	Income Verification Documentation	N/A
19. School name	Data Tape	school_name	Degree Verification Forms	N/A
20. Graduation date	Data Tape	graduation_dt	Degree Verification Forms	N/A

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Exhibit 2

At the instruction of the Company, for the purposes of the Procedures, we applied the following rules as a supplement to the table in Exhibit 1:

●
With respect to our comparison of Characteristics 2 and 3, in the event that the borrower name, as set forth on the Borrower Name file, did not match the Servicing Information Support File, the Promissory Note was used to perform the Procedures;

●
With respect to our comparison of Characteristic 8, “repay_begin_dt” as set forth on the Data Tape is noted to be “in agreement” when it is equal to the latest of the dates displayed in the “LNREPAYSTART” and “FORBENDDT” fields as set forth on the Servicing Information Support File;

●
With respect to our comparison of Characteristic 12, Forbearance end date is noted to be “in agreement” when loans with “ReFi Grace” in the “loan_status_detail_desc” field of the Data Tape have a “repay_begin_date” in the Data Tape that is equal to the “FORBENDDT” as set forth in the Servicing Information Support File;

●
With respect to our comparison of Characteristic 16, a loan status of (i) “Current”, “1-9 Days Past Due”, or “10-29 Days Past Due” as set forth on the Data Tape is noted to be “in agreement” with “IN REPAY” as set forth on the Servicing Information Support File and (ii) “ReFi Grace” as set forth on the Data Tape is noted to be “in agreement” with “IN FORBEARANCE” as set forth on the Servicing Information Support File;

●	With respect to our comparison of Characteristic 17, if multiple credit scores are observed on the Credit Score Documentation, the highest score is used;

●	With respect to our recalculation of Characteristic 18, gross income (annual) is equal to the sum of the following (where applicable):

■	wages/salary annualized based on year-to-date gross pay or periodic gross payment amounts; plus
■	recurring and documented annual bonuses or stock compensation; plus
■	ordinary business income (net of business expenses) of any partially or wholly owned business, using a 2 year average (where applicable); plus
■	annual wage distributions from borrower owned businesses.

●
With respect to our recalculation of Characteristic 18, if a Sample Loan included a co-signor or co-borrower, we were instructed to include the gross income of such co-signer or co-borrower in the calculation of gross income for the purposes of these procedures. The Company noted that in order to include ordinary business income in the gross income recalculation, support was needed in the form of a Schedule K-1 or Form 1120S or related formal tax document;

●	With respect to our comparison of Characteristic 18, differences of 2.5% or less of the gross income amount indicated on the Data Tape are noted to be “in agreement”;

●
With respect to our comparison of Characteristics 19 and 20, if a borrower earned multiple degrees (i.e. Bachelor’s and Master’s degrees), the values for those characteristics set forth on the Data Tape are noted to be “in agreement” if they correspond to any of the Degree Verification Forms (i.e. it is not considered to be a difference if Characteristic 19 corresponded to a Bachelor’s degree supporting document while Characteristic 20 corresponded to a Master’s degree supporting document);

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●
With respect to our comparison of Characteristics 19 and 20, if no values are set forth on the Data Tape, these characteristics are noted to be “in agreement” if the Originating Documents indicates it is a Parent PLUS Loan; and

●	With respect to our comparison of Characteristic 20, differences of 60 days or less are noted to be “in agreement”.